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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-10379

Registrant Name: PIMCO California Municipal Income Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: April 30, 2007

Date of Reporting Period: January 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
CALIFORNIA MUNICIPAL BONDS & NOTES–89.3%
	ABAG Finance Auth. for Nonprofit Corps.,
$1,000	CP, 5.375%, 2/15/19	NR/BBB	$ 1,040,980
1,000	Rev., 5.375%, 11/15/25 (CA Mtg. Ins.)	NR/A	1,042,650
1,385	Alvord Unified School Dist., GO, 5.375%, 8/1/29, Ser. C (FSA)	Aaa/NR	1,392,188
6,405	Campbell Union High School Dist., GO, 5.50%, 8/1/30 (FSA)	Aaa/NR	6,806,273
2,250	Capistrano Unified School Dist., Special Tax, 5.75%, 9/1/29, (Pre-refunded @ $102, 9/1/09) (a)	NR/NR	2,402,482
	Carson, Improvement Board Act 1915, Special Assessment, (Pre-refunded @ $103, 3/2/07) (a),
3,250	6.35%, 9/2/23	NR/NR	3,353,805
5,000	6.375%, 9/2/31	NR/NR	5,159,800
5,250	Central JT Powers Health Financing Auth., CP, 5.75%, 2/1/31	Baa2/BBB−	5,417,265
4,140	Charter Oak Unified School Dist., GO, 5.00%, 7/1/28, Ser. B, (Pre-refunded @ $100, 7/1/13) (FSA) (a)	Aaa/AAA	4,444,290
	Contra Costa Cnty. Public Financing Auth., Tax Allocation,
2,150	5.125%, 8/1/19	NR/BBB	2,225,250
600	5.125%, 8/1/19, (Pre-refunded @ $102, 8/1/09) (a)	NR/BBB	630,954
5,000	5.85%, 8/1/33	NR/BBB	5,332,750
2,750	CSUCI Financing Auth. Rev., 5.00%, 9/1/31, Ser. A (MBIA)	Aaa/AAA	2,848,670
3,635	Cucamonga Cnty. Water Dist., CP, 5.125%, 9/1/35 (FGIC)	Aaa/AAA	3,798,539
	East Side Union High School Dist., Santa Clara Cnty., GO, Ser. E (XLCA),
1,985	zero coupon, 8/1/21	Aaa/AAA	1,015,466
1,490	zero coupon, 8/1/22	Aaa/AAA	723,395
	El Monte, CP (AMBAC),
10,790	4.75%, 6/1/30	Aaa/AAA	10,940,736
14,425	5.25%, 1/1/34	Aaa/AAA	15,091,723
	Foothill/Eastern Corridor Agcy. Rev., Toll Road Rev.,
5,000	zero coupon, 1/15/33	Baa3/BBB−	1,094,450
5,000	zero coupon, 1/15/34	Baa3/BBB−	1,028,700
	Fremont Community Dist., Special Tax,
165	6.00%, 9/1/18	NR/NR	173,021
505	6.00%, 9/1/19	NR/NR	528,796
3,500	6.30%, 9/1/31	NR/NR	3,683,085
	Golden State Tobacco Securitization Corp. Rev.,
8,000	5.00%, 6/1/38, Ser. A (FGIC) (g)	Aaa/AAA	8,370,720
17,500	6.25%, 6/1/33, Ser. 2003-A-1	Baa3/BBB	19,534,375
10,155	6.75%, 6/1/39, Ser. 2003-A-1	Baa3/BBB	11,615,289
540	7.875%, 6/1/42, Ser. A-3	Baa3/BBB	658,525
	Health Facs. Finance Auth. Rev., Catholic Healthcare West (a),
875	5.00%, 7/1/28, (Partially pre-refunded @ $101, 7/1/08)	A2/A	888,632
125	5.00%, 7/1/28, (Pre-refunded @ $101, 7/1/08)	A2/A	128,615
	Health Facs. Financing Auth. Rev.,
1,980	5.00%, 7/1/18	A2/A	2,027,362

PIMCO California Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
$130	5.00%, 7/1/18, (Pre-refunded @ $101, 7/1/08) (a)	A2/A	$133,760
5,315	5.125%, 7/1/18	NR/BBB+	5,362,410
3,000	5.25%, 10/1/14, Ser. B	A3/AAA	3,102,570
6,250	Infrastructure & Economic Dev. Bank Rev., Bay Area Toll Bridges, 5.00%, 7/1/36, (Pre-refunded @ $100, 1/1/28) (AMBAC) (a)	Aaa/AAA	6,968,812
	La Quinta Redev. Agcy., Tax Allocation (AMBAC),
3,000	5.00%, 9/1/21	Aaa/AAA	3,157,620
10,000	5.10%, 9/1/31	Aaa/AAA	10,497,300
1,000	5.125%, 9/1/32	Aaa/AAA	1,053,470
1,495	Lincoln Public Financing Auth. Rev., Twelve Bridges Ltd., 6.125%, 9/2/27	NR/NR	1,540,179
6,250	Los Angeles Cnty. Metropolitan Transportation Auth. Rev., 4.75%, 7/1/28, Ser. B, (Pre-refunded @ $101, 7/1/09) (FSA) (a)	Aaa/AAA	6,469,875
	Los Angeles Community Redev. Agcy., Tax Allocation,
520	5.875%, 9/1/26	NR/NR	525,205
325	6.00%, 9/1/31	NR/NR	328,656
5,000	Los Angeles Dept. of Water & Power Rev., 4.75%, 7/1/30, Ser. A (FSA) (g)	Aaa/AAA	5,142,900
3,250	Los Angeles Unified School Dist., GO, 5.125%, 7/1/21, Ser. E, (Pre-refunded @ $100, 7/1/12) (MBIA) (a)	Aaa/AAA	3,479,840
10,200	Los Angeles Water & Power Rev., 5.25%, 7/1/21, Ser. A-A-1 (FSA)	Aaa/AAA	10,781,706
	Metropolitan Water Dist. of Southern California Rev., Water Works Rev.,
3,500	5.00%, 7/1/26, Ser. A, (Pre-refunded @ $101, 1/1/08) (a)	Aa2/AAA	3,579,218
5,820	Montclair Redev. Agcy., Tax Allocation, 5.30%, 10/1/30 (MBIA)	Aaa/AAA	6,185,612
	Murrieta Valley Unified School Dist., Special Tax, (Pre-refunded @ $102, 9/1/09) (a),
195	6.30%, 9/1/18	NR/NR	210,824
3,535	6.50%, 9/1/31	NR/NR	3,839,045
6,255	Orange Cnty. Sanitation Dist., CP, 5.25%, 2/1/30 (FGIC)	Aaa/AAA	6,653,819
1,080	Palm Springs Community Redev. Agcy., Tax Allocation, 5.50%, 8/1/21	NR/A−	1,141,636
1,010	Pomona Unified School Dist., GO, 6.10%, 2/1/19, Ser. A (MBIA)	Aaa/AAA	1,213,636
1,690	Rancho Etiwanda Public Facs., Special Tax, 6.375%, 9/1/24	NR/NR	1,780,922
	Rancho Mirage Redev. Agcy., Tax Allocation,
1,190	5.50%, 4/1/24	Baa1/BBB+	1,258,830
1,580	5.625%, 4/1/33	Baa1/BBB+	1,672,035
	Riverside, Improvement Board Act 1915, Special Assessment,
500	6.15%, 9/2/19	NR/NR	532,390
1,350	6.375%, 9/2/26	NR/NR	1,444,352
8,305	Riverside Cnty., CP, 5.125%, 11/1/30 (MBIA)	Aaa/AAA	8,766,260
575	Roseville, Woodcreek Community Facs. Dist., Special Tax, 6.375%, 9/1/27, (Pre-refunded @ $102, 9/1/10) (a)	NR/NR	635,076

PIMCO California Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Sacramento, Special Tax,
$2,945	5.70%, 9/1/23	NR/NR	$2,994,240
1,350	6.10%, 9/1/21	NR/NR	1,390,527
2,560	6.15%, 9/1/26	NR/NR	2,643,021
2,000	Sacramento Health Fac. Rev., 5.30%, 1/1/24, Ser. A (CA Mtg. Ins.)	NR/A+	2,049,240
545	San Diego Cnty., CP, 5.25%, 10/1/28	A2/NR	567,770
1,000	San Diego Cnty. Water Auth., CP, 5.00%, 5/1/32, Ser. A (MBIA)	Aaa/AAA	1,044,000
	San Francisco Bay Area Transit Financing Auth. Rev. (AMBAC),
880	5.125%, 7/1/36	Aaa/AAA	915,622
2,450	5.125%, 7/1/36, (Pre-refunded @ $100, 7/1/11) (a)	Aaa/AAA	2,594,722
720	San Francisco City & Cnty. Redev. Agcy. Rev., Special Tax, 6.125%, 8/1/31	NR/NR	754,574
5,065	San Joaquin Cnty., CP, 5.00%, 9/1/20 (MBIA)	Aaa/AAA	5,239,540
	San Joaquin Hills Transportation Corridor Agcy. Toll Road Rev., Ser. A,
5,000	5.50%, 1/15/28	Ba2/BB−	5,020,800
5,000	5.70%, 1/15/19	Ba2/BB−	5,305,300
230	San Jose, Improved Board Act 1915, Special Assessment, 5.60%, 9/2/17, Ser. Q	NR/NR	237,015
5,000	San Jose Unified School Dist., Santa Clara Cnty., GO, 5.125%, 8/1/25, Ser. D, (Pre-refunded @ $101, 8/1/10) (FSA) (a)	Aaa/AAA	5,283,600
	San Juan Unified School Dist., GO (FSA),
9,445	zero coupon, 8/1/22	Aaa/AAA	4,762,452
10,895	zero coupon, 8/1/25	Aaa/AAA	4,759,263
6,110	zero coupon, 8/1/26	Aaa/AAA	2,542,432
600	Santa Ana Financing Auth. Rev., 5.60%, 9/1/19	NR/BBB	623,310
1,815	Santa Clara, CP, 5.00%, 2/1/32 (AMBAC)	Aaa/AAA	1,892,156
1,435	Santa Maria JT Union High School Dist., GO, 5.25%, 8/1/25, Ser. A, (Pre-refunded @ $102, 8/1/15) (FSA) (a)	Aaa/AAA	1,610,070
	Statewide Community Dev. Auth., CP,
8,000	5.375%, 4/1/30	NR/BBB	8,107,760
2,325	6.50%, 7/1/20	A2/A	2,515,418
5,675	6.50%, 7/1/20, (Pre-refunded @ $101, 7/1/10) (a)	A2/A	6,209,812
	Statewide Community Dev. Auth. Rev.,
5,600	Gillispie School, 6.625%, 10/1/31	NR/NR	5,730,648
3,000	Health Fac. Jewish Home, 5.50%, 11/15/33 (CA St. Mtg.)	NR/A+	3,218,610
15,250	Henry Mayo Newhall Memorial Hospital, 5.125%, 10/1/30 (CA Mtg. Ins.)	NR/A+	15,634,147
2,500	St. Marks School, 6.75%, 6/1/28	NR/NR	2,623,525
4,000	Sutter Health, 5.50%, 8/15/34, Ser. B	Aa3/AA−	4,252,080
4,240	Tehiy Day School, 6.625%, 11/1/31	NR/NR	4,449,371
8,000	Tobacco Securitization Agcy. Rev., Los Angeles Cnty., zero coupon, 6/1/28	Baa3/NR	6,846,240

PIMCO California Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Tobacco Securitization Auth. Rev., Ser. A, (Pre-refunded @ $100, 6/1/11) (a),
$1,500	5.25%, 6/1/31	Aaa/AAA	$1,591,380
9,300	5.375%, 6/1/41	Aaa/AAA	9,912,591
1,650	Town of Apple Valley, CP, 5.375%, 6/1/21 (CA Mtg. Ins.)	NR/A+	1,749,825
	Tustin Unified School Dist., Special Tax,
2,345	5.50%, 9/1/22	NR/NR	2,374,524
2,520	5.60%, 9/1/29	NR/NR	2,576,095
2,000	5.625%, 9/1/32	NR/NR	2,041,140
	Univ. Rev.,
8,000	4.75%, 5/15/35, Ser. F (FSA) (g)	NR/NR	8,147,280
10,000	5.00%, 5/15/36, Ser. A (AMBAC)	Aaa/AAA	10,458,700
7,000	5.125%, 9/1/31, Ser. O, (Pre-refunded @ $101, 9/1/10) (FGIC) (a)	Aaa/AAA	7,404,180
3,750	West Kern Cnty. Water Dist., CP, 5.625%, 6/1/31, (Pre-refunded @ $101, 6/1/10) (a)	Baa2/NR	4,000,650
	Total California Municipal Bonds & Notes (cost–$356,566,726)		382,930,474
OTHER MUNICIPAL BONDS & NOTES–7.9%
	Illinois–1.3%
	Educational Facs. Auth. Rev., Univ. of Chicago,
5,260	5.00%, 7/1/33	Aa1/AA	5,461,037
240	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (a)	Aa1/AA	255,809
			5,716,846
	Iowa–2.0%
8,700	Tobacco Settlement Auth. Rev., zero coupon, 6/1/34, Ser. B	Baa3/BBB	8,764,902
	Louisiana–0.4%
1,750	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,878,922
	New Jersey–1.6%
	Tobacco Settlement Financing Corp. Rev.,
1,685	6.00%, 6/1/37, (Pre-refunded @ $100, 6/1/12) (a)	Aaa/AAA	1,856,027
2,210	6.125%, 6/1/42, (Pre-refunded @ $100, 6/1/12) (a)	Aaa/AAA	2,447,487
2,315	6.375%, 6/1/32	Aaa/AAA	2,623,451
			6,926,965
	New York–0.5%
2,000	State Dormitory Auth. Rev., 6.25%, 8/15/15 (FHA)	Aa2/AAA	2,232,720
	Puerto Rico–1.5%
	Electric Power Auth., Power Rev.,
1,250	5.125%, 7/1/29, Ser. NN	A3/BBB+	1,313,587
5,000	5.25%, 7/1/29, Ser. HH (FSA)	Aaa/AAA	5,276,650
			6,590,237

PIMCO California Municipal Income Fund
Schedule of Investments
January 31, 2007 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody’s/S&P)	Value*
	Rhode Island–0.4%
$1,500	Tobacco Settlement Financing Corp. Rev., 6.125%, 6/1/32, Ser. A	Baa3/BBB	$1,603,140
	South Carolina–0.1%
340	Tobacco Settlement Rev., Management Auth., 6.375%, 5/15/30, Ser. B	Baa3/BBB	395,060
	Total Other Municipal Bonds & Notes (cost–$30,781,223)		34,108,792
CALIFORNIA VARIABLE RATE NOTES (d)–1.4%
4,001	Los Angeles Wastewater System Rev., 9.72%, 6/1/28, Ser. 318 (FGIC) (b) (c)	Aaa/NR	4,570,342
1,000	Sacramento Cnty. Sanitation Dist. Rev., 9.539%, 8/1/13, Ser. 1034 (MBIA)	NR/AAA	1,294,100
	Total California Variable Rate Notes (cost–$4,905,705)		5,864,442
OTHER VARIABLE RATE NOTES (d)–1.2%
	Illinois–1.2%
4,000	Chicago Rev., 9.485%, 5/1/14, Ser. 1419 (AMBAC) (cost–$4,411,403)	NR/NA	5,152,000
U.S. TREASURY BILLS (e)–0.2%
725	4.795%-4.805%, 3/15/07 (cost–$720,940)		720,940
	Total Investments before options written (cost–$397,385,997)–100.0%		428,776,648
OPTIONS WRITTEN (f)–(0.0)%
Contracts
	Call Options–(0.0)%
170	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
	strike price $110, expires 2/23/07 (premiums received–$71,166)		(2,656)
	Total Investments net of options written (cost–$397,314,831)–100.0%		$428,773,992

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Residual Interest Municipal Bonds (‘‘RIBS’’)/Residual Interest Tax Exempt Bonds (‘‘RITES’’) – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(d)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2007.

(e)	All or partial amount segregated as collateral for futures contracts and/or written options.

(f)	Non-income producing.

(g)	Residual Interest Bonds Held in Trust – Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins. – insured by California Mortgage Insurance

CA St. Mtg.–insured by California State Mortgage

CP – Certificates of Participation

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GO – General Obligation Bond

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

XLCA – insured by XL Capital Assurance

Other Investments:

(1) Futures contracts outstanding at January 31, 2007:

Type		Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long:	Financial Future Euro – 90 day	85	$20,114	6/18/07	$(94,012)
	Financial Future Euro – 90 day	85	20,133	9/17/07	(77,913)
	Financial Future Euro – 90 day	85	20,152	12/17/07	(59,850)
	Financial Future Euro – 90 day	85	20,164	3/17/08	(46,038)
Short:	U.S. Treasury Bond Futures	(96)	(10,572)	3/21/07	270,000
	U.S. Treasury Notes 10 yr. Futures	(132)	(14,091)	3/21/07	248,063
					$240,250

(2) Transactions in options written for the nine months ended January 31, 2007:

	Contracts	Premiums
Options outstanding, April 30, 2006	555	$139,915
Options written	1,057	189,846
Options expired	(1,044)	(184,779)
Options terminated in closing purchase transactions	(398)	(73,816)
Options outstanding, January 31, 2007	170	$71,166

Item 2. Controls and Procedures

(a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

Prior to reaching this conclusion, the principal officers had become aware of matters relating to the Registrant’s participation in certain inverse floater structures that required enhancements to certain controls. The Registrant’s management determined that controls relating to the review and analysis of relevant terms and conditions of certain transfers of securities under the provisions of Statement of Financial Accounting Standards No. 140 ‘‘Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities’’ (‘‘SFAS 140’’) were not effective.

The Registrant’s Management is taking such further actions as are necessary to revise its disclosure controls and procedures in order to increase the effectiveness of these controls with respect to the accounting treatment of transfers of certain inverse floater transactions.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses. However, as discussed above, the Registrant enhanced controls related to the accounting treatment of transfers of certain inverse floater transactions.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 2, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 2, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 2, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 2, 2007